Cover	Apr. 30, 2025
Document Information Line Items
Entity Registrant Name	CLASSOVER HOLDINGS, INC.
Entity Central Index Key	0002022308
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Apr. 30, 2025
Entity Ex Transition Period	false
Entity File Number	001-42588
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10123
City Area Code	800
Local Phone Number	345-9588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On July 21, 2025, Classover Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Current Report”) to disclose that the Company entered into an amendment to the previously disclosed Equity Purchase Facility Agreement (the “EPFA”) with Solana Strategic Holdings LLC (the “Investor”). Due to a typographical error, the wrong agreement was filed as an exhibit to the Original Current Report. Accordingly, the Company is amending and restating the Original Current Report to file the correct agreement. Additionally, the Company is updating the Original Current Report to disclose an amendment to the previously disclosed Registration Rights Agreement, dated as of June 6, 2025 by and between the Company and Solana Growth Ventures LLC.
Class Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class B Common Stock, par value $0.0001 per share
Trading Symbol	KIDZ
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class B Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	KIDZW
Security Exchange Name	NASDAQ